Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,000	$ 1,000	$ 2,000
Other receivables	128,000	128,000
Current portion of notes receivable	135,000	203,000	16,000
Prepaid expenses and other current assets	42,000		104,000
Total current assets	307,000	332,000	122,000
Property, plant and equipment, net	284,000	287,000	276,000
Other investments			782,000
Notes receivable	67,000		190,000
Goodwill	25,093,000	25,093,000	25,093,000
Other intangible assets, net	18,365,000	18,921,000	20,034,000
Total assets	44,116,000	44,633,000	46,497,000
Current liabilities:
Accounts payable	986,000	832,000	539,000
Accrued expenses	61,000	230,000	63,000
Note payable, related party	13,452,000	12,074,000	9,991,000
Total current liabilities	14,499,000	13,136,000	10,593,000
Deferred tax liability, net	3,235,000	3,235,000	3,235,000
Total Liabilities		16,371,000	13,828,000
Commitments and contingencies (Note 12)
Stockholders’ equity
Preferred stock, $0.001 par value; 100,000,000 shares authorized, 60,496,041 shares issued and outstanding (0 shares issued and outstanding on December 31, 2022); Liquidation value $0.001 per share, $60,000, ($0 aggregate on December 31, 2022).	60,000	60,000
Common stock, $0.001 par value; 4,000,000,000 shares authorized, 10,000,000 shares issued and outstanding (70,496,041 on December 31, 2022)	10,000	10,000	70,000
Additional paid-in capital	38,113,000	38,113,000	38,113,000
Accumulated deficit	(14,810,000)	(12,961,000)	(8,625,000)
Total stockholders’ equity of the company	23,373,000	25,222,000	29,558,000
Non-controlling interest in subsidiary	3,009,000	3,040,000	3,111,000
Total stockholder’s equity	26,382,000	28,262,000	32,669,000
Total liabilities and stockholders’ equity	$ 44,116,000	$ 44,633,000	$ 46,497,000